CONSOLIDATED BUSINESS SEGMENTS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales to external customers	260.5	1,109.3	1,051.4
Inter-segment sales	0	0	0
Depreciation and amortization	12.9	44.6	47.0
Restructuring (note 20)	0	0.5	1.2
Impairment and other closure costs (note 6)	0	16.5	86.9
Operating earnings (loss)	(5.7)	(13.5)	(87.8)
Total assets	978.8	668.7	700.1	1,040.1
Additions to property, plant and equipment	10.4	26.3	23.4
Corporate Adjustments [Member]
Sales to external customers	0	0	0
Inter-segment sales	(7.1)	(27.9)	(24.8)
Depreciation and amortization	0	0	0
Restructuring (note 20)		0	0
Impairment and other closure costs (note 6)		0	0
Operating earnings (loss)	0	0	0
Total assets	0.2	0	0
Additions to property, plant and equipment	0	0	0
Specialty Printing Papers [Member]
Sales to external customers	171.8	606.7	635.1
Inter-segment sales	0	0	0
Depreciation and amortization	11.2	34.9	40.4
Restructuring (note 20)		0.5	0.6
Impairment and other closure costs (note 6)		16.5	86.9
Operating earnings (loss)	1.2	(50.9)	(102.3)
Total assets	710.5	440.4	464.0
Additions to property, plant and equipment	6.5	15.6	15.4
Newsprint [Member]
Sales to external customers	44.0	237.9	192.3
Inter-segment sales	0	0	0
Depreciation and amortization	1.4	7.3	5.1
Restructuring (note 20)		0	0.4
Impairment and other closure costs (note 6)		0	0
Operating earnings (loss)	2.4	(0.6)	8.4
Total assets	182.6	147.6	149.9
Additions to property, plant and equipment	1.8	5.1	2.0
Pulp [Member]
Sales to external customers	44.7	264.7	224.0
Inter-segment sales	7.1	27.9	24.8
Depreciation and amortization	0.3	2.4	1.5
Restructuring (note 20)		0	0.2
Impairment and other closure costs (note 6)		0	0
Operating earnings (loss)	(9.3)	38.0	6.1
Total assets	85.5	80.7	86.2
Additions to property, plant and equipment	2.1	5.6	6.0
Predecessor [Member]
Sales to external customers				797.7	1,079.7	1,051.4
Inter-segment sales				0
Depreciation and amortization				23.4	105.5	109.7
Restructuring (note 20)				5.3	5.9	25.3
Impairment and other closure costs (note 6)				0	661.8	294.5
Operating earnings (loss)				24.8	(704.5)	(351.6)
Total assets				1,040.1	737.6	1,696.2
Additions to property, plant and equipment				12.2
Predecessor [Member] | Corporate Adjustments [Member]
Sales to external customers				0
Inter-segment sales				(22.5)
Depreciation and amortization				0
Restructuring (note 20)				0
Operating earnings (loss)				0
Total assets				0.2
Additions to property, plant and equipment				0
Predecessor [Member] | Specialty Printing Papers [Member]
Sales to external customers				503.8
Inter-segment sales				0
Depreciation and amortization				18.9
Restructuring (note 20)				2.9
Operating earnings (loss)				19.3
Total assets				761.1
Additions to property, plant and equipment				9.2
Predecessor [Member] | Newsprint [Member]
Sales to external customers				134.1
Inter-segment sales				0
Depreciation and amortization				2.7
Restructuring (note 20)				0.8
Operating earnings (loss)				11.7
Total assets				193.4
Additions to property, plant and equipment				1.2
Predecessor [Member] | Pulp [Member]
Sales to external customers				159.8
Inter-segment sales				22.5
Depreciation and amortization				1.8
Restructuring (note 20)				1.6
Operating earnings (loss)				(6.2)
Total assets				85.4
Additions to property, plant and equipment				1.8